Segment and Geographic Information - Additional Information (Detail) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Number of operating segments	1	1
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | International [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	10.00%	10.00%